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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-07495
                                    -------------------------------------------

                      TRANSAMERICA PARTNERS FUNDS GROUP II
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               (Exact name of registrant as specified in charter)

    570 Carillon Parkway, St. Petersburg, Florida                 33716
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     (Address of principal executive offices)                   (Zip code)

       Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31
                         ------------------------------------------------------

Date of reporting period: July 1, 2007 - June 30, 2008
                          -----------------------------------------------------



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******************************* FORM N-Px REPORT*******************************

ICA File Number: 811-07495
Reporting Period: 07/01/2007 - 06/30/2008
Transamerica Partners Funds Group II


Transamerica Partners Funds Group II

Transamerica Partners Institutional Growth
Transamerica Partners Institutional Balanced
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional High Yield Bond
Transamerica Partners Institutional Inflation-Protected Securities Transamerica Partners Institutional International Equity
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value

     Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios ("TPP"). Each fund voted as follows on the matters presented to TPP shareholders during the reporting period:

TRANSAMERICA PARTNERS PORTFOLIOS

Ticker:  None                                        Security ID:
Meeting Date:     October 30, 2007                   Meeting Type:  Special
Record Date:      August 15, 2007

#        Proposal                             Mgmt. Rec.  Vote Cast  Sponsor
1.1   Elect Director Neal M. Jewell           For         For        Management
1.2   Elect Director Eugene M. Mannella       For         For        Management
1.3   Elect Director Joyce Galpern Norden     For         For        Management
1.4   Elect Director Patricia L. Sawyer       For         For        Management
1.5   Elect Director Leo J. Hill              For         For        Management
1.6   Elect Director Russell A. Kimball, Jr.  For         For        Management
1.7   Elect Director Norm R. Nielsen          For         For        Management
1.8   Elect Director John W. Waechter         For         For        Management
1.9   Elect Director John K. Carter           For         For        Management
2.0   To approve a new Investment
        Advisory Agreement with
        Transamerica Fund Advisors, Inc.      For         For        Management
3.0  To approve an amendment to the
        Declaration of Trust                  For         For        Management
4.0  To approve changes to the
        fundamental investment policies
        of each Fund                          For         For        Management
5.0  Approval of Amended Plan of
        Distribution Pursuant to Rule 12b-1   For         For        Management

     To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2008 for TPP, Investment Company Act # 811-08272 (CIK # 0000917153).


Transamerica Asset Allocation - Short Horizon
Transamerica Asset Allocation - Short/Intermediate Horizon
Transamerica Asset Allocation - Intermediate Horizon
Transamerica Asset Allocation - Intermediate/Long Horizon
Transamerica Asset Allocation - Long Horizon

     Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group ("TPFG"). Each Fund voted as follows on the matters presented to TPFG shareholders during the reporting period:

TRANSAMERICA PARTNERS FUNDS GROUP

Ticker:  None                                        Security ID:
Meeting Date:     October 30, 2007                   Meeting Type:  Special
Record Date:      August 15, 2007

#        Proposal                             Mgmt. Rec.  Vote Cast  Sponsor
1.1   Elect Director Neal M. Jewell           For         For        Management
1.2   Elect Director Eugene M. Mannella       For         For        Management
1.3   Elect Director Joyce Galpern Norden     For         For        Management
1.4   Elect Director Patricia L. Sawyer       For         For        Management
1.5   Elect Director Leo J. Hill              For         For        Management
1.6   Elect Director Russell A. Kimball, Jr.  For         For        Management
1.7   Elect Director Norm R. Nielsen          For         For        Management
1.8   Elect Director John W. Waechter         For         For        Management
1.9   Elect Director John K. Carter           For         For        Management
2.0   To approve a new Investment
        Advisory Agreement with
        Transamerica Fund Advisors, Inc.      For         For        Management
6.0  To approve an amendment to the
        Declaration of Trust                  For         For        Management
7.0  To approve changes to the
        fundamental investment policies
        of each Fund                          For         For        Management
8.0  Approval of Amended Plan of
        Distribution Pursuant to Rule 12b-1   For         For        Management

     To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2008 for TPFG, Investment Company Act #811-07674 (CIK #0000902844).

Transamerica Partners Institutional Stock Index

     Transamerica Partners Institutional Stock Index ("TPISI") is fully invested in a corresponding series of Master Investment Portfolio ("MIP"). TPISI voted as follows on the matters presented to MIP shareholders during the reporting period:

MASTER INVESTMENT PORTFOLIO

Ticker:                             Security ID:
Meeting Date: NOV 16, 2007                  Meeting Type: Consent
Record Date:  AUG 31, 2007

#     Proposal                              Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G.F. Bitterman    For       For          Management
1.2   Elect Director A. John Gambs          For       For          Management
1.3   Elect Director Lee T. Kranefuss       For       For          Management
1.4   Elect Director Hayne E. Leland        For       For          Management
1.5   Elect Director Jeffrey M. Lyons       For       For          Management
1.6   Elect Director Wendy Paskin-Jordan    For       For          Management
1.7   Elect Director Leo Soong              For       For          Management
1.8   Elect Director H. Michael Williams    For       For          Management

     To view the voting record of MIP for the reporting period, please refer to the Form N-PX filed in August 2008 for MIP, Investment Company Act # 811-08162 (CIK # 000915092).



========== END NPX REPORT


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                          TRANSAMERICA PARTNERS FUNDS GROUP II
                                          -------------------------------------
                                                     (Registrant)


                                          By: /s/ John K. Carter
                                              ---------------------------------
                                          John K. Carter
                                          President and Chief Executive Officer

                                          Date: September 2, 2008
                                                -------------------------------